U.S. GLOBAL ACCOLADE FUNDS
Holmes Growth Fund
MegaTrends Fund
Eastern European Fund
Supplement dated September 24, 2007
to the Prospectus and Statement of Additional Information (“SAI”)
of each Fund dated February 28, 2007
MegaTrends Fund
Leeb Capital Management, Inc. (“Leeb”), the subadviser to the MegaTrends Fund, will no longer provide investment advisory services to the fund after September 30, 2007. After September 30, 2007, the adviser, U.S. Global Investors, Inc., will manage the fund. The investment objective of the fund will remain the same. The adviser’s investment strategy for the fund will be an extension of Leeb’s philosophy with a focus on global megatrends.
Holmes Growth Fund
THE FOLLOWING SUPERSEDES CERTAIN INFORMATION FOUND IN THE PROSPECTUS ON PAGE 18, PARAGRAPH TWO, UNDER THE HEADING: OTHER TYPES OF INVESTMENTS, RELATED RISKS, AND CONSIDERATIONS.
The Holmes Growth Fund may invest up to 25% of its total assets in foreign securities that are not publicly traded in the U.S. The fund may invest in sponsored or unsponsored American Depository Receipts (ADRs), which represent shares of foreign issuers. ADRs are not included in the 25% limit on foreign issuers. As part of its foreign investments, the fund may invest up to 5% of its total assets in emerging markets. Investments in foreign securities involve greater risks than investments in domestic securities. Foreign securities tend to be more volatile than domestic securities due to a number of factors, including fluctuations in currency exchange rates; political, social, or economic instability; and less stringent accounting, disclosure, and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets.
THE FOLLOWING IS ADDED TO THE INFORMATION FOUND ON PAGE 15 OF THE STATEMENT OF ADDITIONAL INFORMATION: AMERICAN DEPOSITORY RECEIPTS AND GLOBAL DEPOSITORY RECEIPTS.
The Holmes Growth Fund’s investments in depository receipts will not be treated by the fund as an investment in a foreign issuer.
Eastern European Fund
THE FOLLOWING SUPERSEDES CERTAIN INFORMATION FOUND IN THE PROSPECTUS ON PAGE 1, PARAGRAPH 2, UNDER THE HEADING: MAIN INVESTMENT STRATEGIES.
The Subadviser considers the following countries to be in Eastern Europe: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR Macedonia, Georgia, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Tajikistan, Turkey, Ukraine, and Uzbekistan.
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